Issued capital and reserves (Tables)	12 Months Ended
Dec. 31, 2018
Issued capital and reserves
Schedule of share capital

At December 31, 2017 and 2018		Number of shares (millions)	$'m
- Class A common shares (par value €0.01)	(ii)	18.6	—
- Class B common shares (par value €0.10)	(i)	217.7	23
		236.3	23